Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net product revenue	$ 1,655,000	$ 4,020,000	$ 3,450,000	$ 7,211,000	$ 13,643,000	$ 10,276,000
Cost of revenue	651,000	1,590,000	1,398,000	2,874,000	5,342,000	3,847,000
Gross profit	1,004,000	2,430,000	2,052,000	4,337,000	8,301,000	6,429,000
Operating expenses:
Sales and marketing	485,000	46,000	995,000	458,000	1,298,000	1,604,000
Research and development	907,000	296,000	1,660,000	477,000	1,314,000	1,237,000
General and administrative	326,000	321,000	582,000	652,000	1,182,000	1,112,000
Operating income (loss)	(714,000)	1,767,000	(1,185,000)	2,750,000	4,507,000	2,476,000
Interest expense	(2,000)	(9,000)	(2,000)	(44,000)	(46,000)	(189,000)
Interest income	1,000	0	7,000	0	4,000	0
Income from operations before income taxes					4,465,000	2,287,000
Income tax provision
Net income (loss)	(715,000)	(1,758,000)	(1,180,000)	2,706,000	4,465,000	2,287,000
Preferred stock dividends accrued	(33,000)	(35,000)	(66,000)	(69,000)	(139,000)	(139,000)
Net income (loss) attributable to common stockholders	$ (748,000)	$ 1,723,000	$ (1,246,000)	$ 2,637,000	$ 4,326,000	$ 2,148,000
Net income (loss) per share attributable to common stockholders, basic (in dollars per share)	$ (0.05)	$ 0.13	$ (0.09)	$ 0.20	$ 0.32	$ 0.16
Net income (loss) per share attributable to common stockholders, diluted (in dollars per share)	$ (0.05)	$ 0.11	$ (0.09)	$ 0.17	$ 0.28	$ 0.14
Weighted average common shares outstanding:
Basic (in shares)	13,784,000	13,523,000	13,743,000	13,466,000	13,502,000	13,049,000
Diluted (in shares)	13,784,000	15,371,000	13,743,000	15,314,000	15,352,000	15,063,000